UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002089717

(Exact name of issuing entity as specified in its charter): HOMES 2026-NQM2 Trust

Central Index Key Number of issuing entity (if applicable): Not applicable

Thomas C. Griffin III (212) 710-2184

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99 to this Form ABS-15G are the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2). Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 13, 2026	APCA Resi O4B-25A, LLC
(Depositor)

By: Ares Alternative Credit Management LLC, its manager

	By:	/s/ Thomas C. Griffin III
		Name:	Thomas C. Griffin III
		Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	AMC Diligence, LLC (“AMC”) – Executive Summary

Schedule 1 – AMC Rating Agency Grades

Schedule 2 – AMC Exception Grades

Schedule 3 – AMC Valuation Summary

Schedule 4 – AMC Data Compare Summary (Total)

Exhibit 99.2	Canopy Financial Technology Partners, LLC (“Canopy”) – Narrative

Schedule 1 – Canopy Rating Agency Grades Detail Report

Schedule 2 – Canopy Rating Agency Grades Summary Report

Schedule 3 – Canopy Valuation Report

Schedule 4 – Canopy ATR OR QM Data Report

Schedule 5 – Canopy Data Compare Report

Exhibit 99.3	Consolidated Analytics, Inc. (“CA”) – Executive Summary

Schedule 1 – CA Due Diligence Standard

Schedule 2 – CA Rating Agency Grade

Schedule 3 – CA Valuations Summary Report

Schedule 4 – CA Data Compare Report

Exhibit 99.4	Opus Capital Markets Consultants, LLC (“Opus”) – Narrative

Schedule 1 – Opus Standard Findings Report

Schedule 2 – Opus Rating Agency Grades Summary Report

Schedule 3 – Opus ATR OR QM Data Report

Schedule 4 – Opus Valuation Report

Schedule 5 – Opus Data Compare Report